COLUMBIA FUNDS SERIES TRUST I

225 FRANKLIN STREET

BOSTON, MA 02110

Writer’s Direct Contact

(617) 385-9536

April 21, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN.: Ms. Deborah O’Neal-Johnson

RE:	Columbia Funds Series Trust I (the “Registrant”) on behalf of the following fund

(the “Fund”): Columbia Large Cap Growth Fund

Registration File Nos.: 2-99356; 811-04367

Dear Ms. O’Neal-Johnson:

On April 1, 2011, pursuant to Rule 497 under the Securities Act of 1933, the Registrant filed a supplement to the prospectuses of the Fund that, among other things, modified disclosure required by Items 2, 3 or 4 of Form N-1A. Pursuant to Rule 497 and General Instruction C.3.(g) of Form N-1A, we hereby submit for filing an exhibit containing the modified Item 2, 3 or 4 disclosure included in the supplement in interactive data format.

If you have any questions or comments regarding this filing, please do not hesitate to contact the undersigned at 617.385.9536.

Very truly yours,

/s/ Ryan C. Larrenaga

Ryan C. Larrenaga

Assistant Secretary

Columbia Funds Series Trust I

225 Franklin Street

Boston, MA 02110